Shareholders' Equity (Deficit) - Summary of Calculations of Basic and Diluted Loss Per Share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) attributable to owners of the Company	R$ 27,369,422	R$ (3,736,518)	R$ (15,502,132)
Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) attributable to owners of the Company	R$ 24,525,692	R$ (2,874,290)	R$ (11,924,904)
Weighted average number of outstanding shares, basic and diluted	1,344,686	519,752	519,752
Net income (loss) per share, basic and diluted	R$ 18.24	R$ (5.53)	R$ (22.94)
Preferred Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) attributable to owners of the Company	R$ 2,843,730	R$ (862,228)	R$ (3,577,228)
Weighted average number of outstanding shares, basic and diluted	155,915	155,915	155,915
Net income (loss) per share, basic and diluted	R$ 18.24	R$ (5.53)	R$ (22.94)